STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional Liquid Reserves Fund

Institutional Class (SSHXX) Administration Class (SSYXX) Investment Class (SSVXX)

Investor Class (SSZXX) Premier Class (SSIXX)

State Street Institutional U.S. Government Money Market Fund

Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX)

Investor Class (SAMXX) Premier Class (GVMXX)

State Street Institutional Treasury Money Market Fund

Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX)

Investor Class (SSNXX) Premier Class (TRIXX)

State Street Institutional Treasury Plus Money Market Fund

Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX)

Investor Class (SAEXX) Premier Class (TPIXX)

(Each a “Fund”, and collectively the “Funds”)

SUPPLEMENT DATED JULY 19, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, discussions under the headings “For the U.S. Government Fund” and
“For All Funds” within the sub-section of the Prospectus entitled “Redeeming Shares”, within the section entitled “Shareholder Information”, on page 41 of the Prospectus, are hereby deleted in their entirety and replaced with the following:

For the U.S. Government Fund

If the U.S. Government Fund receives a redemption order in good form prior to 5:00 p.m. ET on a Business Day, shares are redeemed and the Fund typically sends payment for redeemed shares on that day, but no later than the next Business Day, if redemption proceeds are sent by wire or ACH. If redemption proceeds are sent by check, the Fund pays out redemption proceeds on the next Business Day. If a full redemption order is requested, no dividends will accrue with respect to shares on the day the redemption proceeds are sent. If a redemption order is placed after 5:00 p.m. ET, the Fund typically expects to pay out redemption proceeds on the next Business Day (and dividends will accrue up to, but not including, the day that redemption proceeds are sent), but no later than the following Business Day. The Fund may postpone and/or suspend redemption and payment beyond the foregoing time periods only as follows:

a)	For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

b)	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c)

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the net asset value of shares of the Fund;

d)	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e)	For any period that the SEC, may by order permit for your protection; or

f)

For any period during which the Fund as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

The U.S. Government Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

For the ILR Fund, Treasury Fund and Treasury Plus Fund

Each of the Treasury Fund and Treasury Plus Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. With respect to the ILR Fund, the Treasury Fund and the Treasury Plus Fund, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed beyond 7 days in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each of the Treasury Fund and the Treasury Plus Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

For all Funds

Under normal circumstances, the Funds expect to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Funds also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

A Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

During periods of deteriorating or stressed market conditions or during extraordinary or emergency circumstances, a Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

071919SSIITSUP1

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional U.S. Government Money Market Fund

Class G (SSOXX) Administration Class (SALXX) Class M (GOMXX)

(the “Fund”)

SUPPLEMENT DATED JULY 19, 2019 TO THE PROSPECTUSES

DATED APRIL 30, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the sub-section of the Prospectuses entitled “Redeeming Shares”, within the section entitled “Shareholder Information” is hereby deleted in its entirety and replaced with the following:

Redeeming Shares

An investor may redeem all or any portion of its investment. Redemption orders are processed at the NAV next determined after the Fund receives a redemption order in good form. If the Fund receives a redemption order in good form prior to 5:00 p.m. ET on a Business Day, shares are redeemed and the Fund typically sends payment for redeemed shares on that day, but no later than the next Business Day, if redemption proceeds are sent by wire or ACH. If redemption proceeds are sent by check, the Fund pays out redemption proceeds on the next Business Day. If a full redemption order is requested, no dividends will accrue with respect to shares on the day the redemption proceeds are sent. If a redemption order is placed after 5:00 p.m. ET, the Fund typically expects to pay out redemption proceeds on the next Business Day (and dividends will accrue up to, but not including, the day that redemption proceeds are sent), but no later than the following Business Day. The Fund may postpone and/or suspend redemption and payment beyond the foregoing time periods only as follows:

a)	For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

b)	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c)

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the net asset value of shares of the Fund;

d)	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e)	For any period that the SEC, may by order permit for your protection; or

f)

For any period during which the Fund as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

Under normal circumstances, the Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

The Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

During periods of deteriorating or stressed market conditions or during extraordinary or emergency circumstances, the Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

A request for a partial redemption by an investor whose account balance is below a minimum amount or a request for partial redemption by an investor that would bring the account below a minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Fund reserves the right to modify minimum account requirements at any time with or without prior notice. The Fund also reserves the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

The Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

071919SSIITSUP2

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional U.S. Government Money Market Fund

Investment Class (GVVXX)

State Street Institutional Treasury Plus Money Market Fund

Investment Class (TPVXX)

(Each a “Fund”, and collectively the “Funds”)

SUPPLEMENT DATED JULY 19, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, the section entitled “Redeeming Shares”, within the section entitled “Shareholder Information”, on page 23 of the Prospectus, is hereby deleted in its entirety and replaced with the following:

Redeeming Shares

An investor may redeem all or any portion of its investment. Redemption orders are processed at the NAV next determined after a Fund receives a redemption order in good form to Neuberger Berman.

For the Treasury Plus Fund

If Neuberger Berman receives a redemption order prior to 5:00 p.m. Eastern Time on a Business Day, Neuberger Berman typically expects to pay out redemption proceeds on that day, but no later than the next Business Day if redemption proceeds are sent by wire or ACH. If redemption proceeds are sent by check, Neuberger Berman typically expects to pay out redemption proceeds on the next Business Day. No dividends will be paid on shares that are redeemed and wired the same day. The Treasury Plus Fund reserves the right to pay for redeemed shares within seven days after receiving a redemption order if, in the judgment of the Adviser, an earlier payment could adversely affect the Fund.

The Treasury Plus Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. With respect to the Treasury Plus Fund, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed beyond 7 days in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each of the Treasury Fund and the Treasury Plus Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

For the U.S. Government Fund

If Neuberger Berman receives a redemption order in good form prior to 5:00 p.m. Eastern Time on a Business Day, shares are redeemed and Neuberger Berman typically sends payment for redeemed shares on that day, but no later than the next Business Day, if redemption proceeds are sent by wire or ACH. If redemption proceeds are sent by check, Neuberger Berman typically expects to pay out redemption proceeds on the next Business Day. If a full redemption order is requested, no dividends will accrue with respect to shares on the day the redemption proceeds are sent. If a redemption order is placed after 5:00 p.m. Eastern Time, Neuberger Berman typically expects to pay out redemption proceeds on the next Business Day (and dividends will accrue up to, but not including, the day that redemption proceeds are sent), but no later than the following Business Day. The Fund may postpone and/or suspend redemption and payment beyond the foregoing time periods only as follows:

a)	For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

b)	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c)

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the net asset value of shares of the Fund;

d)	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e)	For any period that the SEC, may by order permit for your protection; or

f)

For any period during which the Fund as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

The U.S. Government Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

For all Funds

Under normal circumstances, the Funds expect to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Funds also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

A Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

During periods of deteriorating or stressed market conditions or during extraordinary or emergency circumstances, a Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

When selling shares in an account that you do not intend to close, remember to leave at least $2,000 worth of shares in the account. Otherwise, Neuberger Berman has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, Neuberger Berman may close your account and redeem the proceeds. Neuberger Berman is responsible for transmitting your redemption request in good form and in a timely manner to the applicable Fund(s). A Fund will not be responsible for delays by Neuberger Berman in transmitting your redemption request to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

071919SSIITSUP3

STATE STREET INSTITUTIONAL INVESTMENT TRUST

State Street Institutional Liquid Reserves Fund

Service Class (LRSXX)

State Street Institutional U.S. Government Money Market Fund

Service Class (GVSXX)

State Street Institutional Treasury Money Market Fund

Service Class (TYSXX)

State Street Institutional Treasury Plus Money Market Fund

Service Class (TPSXX)

(Each a “Fund”, and collectively the “Funds”)

SUPPLEMENT DATED JULY 19, 2019 TO THE PROSPECTUS

DATED APRIL 30, 2019, AS MAY BE REVISED OR SUPPLEMENTED FROM TIME TO TIME

Effective immediately, discussions under the headings “For the U.S. Government Fund” and
“For All Funds” within the sub-section of the Prospectus entitled “Redeeming Shares”, within the section entitled “Shareholder Information”, on page 36 of the Prospectus, are hereby deleted in their entirety and replaced with the following:

For the U.S. Government Fund

If the U.S. Government Fund receives a redemption order in good form prior to 5:00 p.m. ET on a Business Day, shares are redeemed and the Fund typically sends payment for redeemed shares on that day, but no later than the next Business Day, if redemption proceeds are sent by wire or ACH. If redemption proceeds are sent by check, the Fund pays out redemption proceeds on the next Business Day. If a full redemption order is requested, no dividends will accrue with respect to shares on the day the redemption proceeds are sent. If a redemption order is placed after 5:00 p.m. ET, the Fund typically expects to pay out redemption proceeds on the next Business Day (and dividends will accrue up to, but not including, the day that redemption proceeds are sent), but no later than the following Business Day. The Fund may postpone and/or suspend redemption and payment beyond the foregoing time periods only as follows:

a)	For any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

b)	For any period (1) during which the NYSE is closed other than customary week-end and holiday closings or (2) during which trading on the NYSE is restricted;

c)

For any period during which an emergency exists as a result of which (1) disposal of securities owned by the Fund is not reasonably practicable or (2) it is not reasonably practicable for the Fund to fairly determine the net asset value of shares of the Fund;

d)	For any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

e)	For any period that the SEC, may by order permit for your protection; or

f)

For any period during which the Fund as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws.

The U.S. Government Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. Although the Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

For the ILR Fund, Treasury Fund and Treasury Plus Fund

Each of the Treasury Fund and Treasury Plus Fund is a government money market fund that has not elected to be subject to the fees and gates provisions of Rule 2a-7. With respect to the ILR Fund, the Treasury Fund and the Treasury Plus Fund, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed beyond 7 days in accordance with Section 22(e) of the 1940 Act and the rules thereunder, including during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or if an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of shareholders of the Funds. Although each of the Treasury Fund and the Treasury Plus Fund attempts to maintain its NAV at $1.00 per share, there can be no assurance that it will be successful, and there can be no assurance that a shareholder will receive $1.00 per share upon any redemption.

For all Funds

Under normal circumstances, the Funds expect to meet redemption requests by using cash or cash equivalents in its portfolio and/or selling portfolio assets to generate cash. The Funds also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

A Fund may pay all or a portion of your redemption proceeds by giving you securities (for example, if the Fund reasonably believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders). You may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of the redemption. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

During periods of deteriorating or stressed market conditions or during extraordinary or emergency circumstances, a Fund may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or by giving you securities.

A request for a partial redemption by an investor whose account balance is below the minimum amount or a request for partial redemption by an investor that would bring the account below the minimum amount may be treated as a request for a complete redemption of the account. These minimums may be different for investments made through certain financial intermediaries as determined by their policies and may be waived in the Adviser’s discretion. The Funds reserve the right to modify minimum account requirements at any time with or without prior notice. The Funds also reserve the right to involuntarily redeem an investor’s account if the investor’s account balance falls below the applicable minimum amount due to transaction activity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

071919SSIITSUP4